Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Statement of comprehensive income [abstract]
Net income		$ 3,792	$ 5,121	$ 5,284
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		382	(21)	635
Net gains (losses) on hedges of investments in foreign operations		(202)	(10)	(349)
Other comprehensive income, net of tax, exchange differences on translation		180	(31)	286
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		254	244	(142)
Net (gains) losses reclassified to net income		(22)	(28)	(29)
Other comprehensive income, net of tax, debt securities		232	216	(171)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		142	137	(25)
Net (gains) losses reclassified to net income		19	(6)	(26)
Other comprehensive income, net of tax, cash flow hedges		161	131	(51)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		80	(220)	226
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(56)	28	(2)
Net gains (losses) on equity securities designated at FVOCI		50	(2)	29
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		74	(194)	253
Total OCI	[1]	647	122	317
Comprehensive income		4,439	5,243	5,601
Comprehensive income attributable to non-controlling interests		2	25	17
Preferred shareholders and other equity instrument holders		122	111	89
Common shareholders		4,315	5,107	5,495
Comprehensive income attributable to equity shareholders		4,437	5,218	5,584
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		42		(31)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(46)	(16)	43
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(4)	(16)	12
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(59)	(36)	18
Income tax (expense) benefit, Net (gains) losses reclassified to net income		7	10	8
Income tax (expense) benefit relating to debt securities of other comprehensive income		(52)	(26)	26
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(51)	(49)	8
Income tax (expense) benefit, Net (gains) losses reclassified to net income		(7)	2	9
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(58)	(47)	17
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(19)	77	(87)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		20	(10)	1
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(17)		(11)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(16)	67	(97)
Income tax (expense) benefit relating to components of other comprehensive income		$ (130)	$ (22)	$ (42)

[1]	Includes $44 million of gains for 2020 (2019: $44 million of gains; 2018: $19 million of losses) relating to our investments in equity-accounted associates and joint ventures.